INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Material joint venture (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Financial information
Cash and cash equivalents	$ 4,265,202			¥ 20,762,306	¥ 27,750,686	$ 3,660,104	¥ 23,813,736	¥ 16,385,252
Other current assets	1,546,759				10,063,676		15,247,745
Total current assets	10,505,096				68,349,306		66,486,679
Financial liabilities					127,507,186		127,490,796
Total current liabilities	13,829,197				89,976,902		83,179,841
Non-current liabilities	6,863,476				44,655,835		51,544,793
Non-controlling interests	4,001,572				26,035,429		17,618,510
Reconciliation to the Group's interest in the joint venture:
Carrying amount of the investment	923,355			5,150,887	6,007,624		6,240,200
Revenue	27,677,904	¥ 180,080,750	¥ 144,228,916	123,667,667
Gross profit	2,214,120	14,405,729	10,554,571	2,495,360
Depreciation and amortization		7,121,132	6,987,353	7,388,539
Interest expenses		4,817,211	4,755,435	5,597,911
Profit before income tax	462,047	3,006,216	1,625,545	121,941
Income tax expense/ (benefit)	98,715	642,267	404,172	(225,961)
Profit for the year	363,332	2,363,949	1,221,373	347,902
Other comprehensive income	(103,570)	(673,858)	640,834	562,435
Dividend received	$ 6,910	¥ 44,960	¥ 65,083	320,857
Joint venture
Reconciliation to the Group's interest in the joint venture:
Carrying amount of the investment				5,150,887	6,007,624		6,240,200
Guangxi Huayin
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Registered and paidin capital					2,441,987
Ownership interest in joint venture (in percent)	33.00%	33.00%	33.00%
Voting power (as a percent)	33.00%	33.00%
Profit sharing (as a percent)	33.00%	33.00%
Financial information
Cash and cash equivalents					259,280		444,104
Other current assets					1,056,431		1,519,522
Total current assets					1,315,711		1,963,626
Non-current assets					5,921,936		6,253,828
Financial liabilities					942,641		2,642,830
Other current liabilities					258,858		199,885
Total current liabilities					1,201,499		2,842,715
Non-current liabilities					1,383,866		1,866,613
Net assets					4,652,282		3,508,126
Reconciliation to the Group's interest in the joint venture:
Proportion of the Group's ownership	33.00%	33.00%	33.00%
Group's share of net assets of the joint venture		¥ 1,535,253	¥ 1,157,682
Carrying amount of the investment					¥ 1,535,253		¥ 1,157,682
Revenue		5,547,895	4,008,925	4,234,157
Gross profit		1,844,116	531,785	706,818
Interest income		31,754	2,944	5,004
Depreciation and amortization		524,090	509,510	524,436
Interest expenses		132,273	169,745	227,592
Profit before income tax		1,507,883	173,690	189,720
Income tax expense/ (benefit)		214,264	35,312	47,914
Profit for the year		1,293,619	¥ 138,378	¥ 141,806
Dividend received		¥ 40,260